Accounts Receivable and Promissory Note Receivable	9 Months Ended
Dec. 31, 2023
Accounts Receivable And Promissory Note Receivable [Abstract]
Accounts Receivable and Promissory Note Receivable [Text Block]

4. Accounts Receivable and Promissory Note Receivable

The Company has evaluated the carrying value of accounts receivable and its promissory note receivable as at December 31, 2023 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $329,743 and an allowance against Promissory Note Receivable of $131,089 as at December 31, 2023 (March 31, 2023 - $139,370 and $0) is warranted.